TRANSACTIONS WITH RELATED PARTIES - Summary of Amounts of Related Party Transactions (Detail) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Assets
Cash and Due from Banks	$ 6,747,884,353		$ 6,747,884,353		$ 4,023,323,415
Debt Securities at Fair Value through Profit or Loss	1,095,889,678		1,095,889,678		1,207,056,327
Derivative Financial Instruments	6,523,967		6,523,967		71,138,490
Other Financial Assets	618,712,227		618,712,227		359,494,922
Loans and Other Financing	8,727,696,976		8,727,696,976		6,209,644,675
Other Debt Securities	3,264,136,319		3,264,136,319		3,883,122,914
Other Non-financial Assets	127,635,141		127,635,141		156,723,779
Total Assets	22,975,396,896		22,975,396,896		20,593,625,497
Liabilities
Derivative Financial Instruments	29,212,121		29,212,121		24,670,981
Other Financial Liabilities	3,219,072,518		3,219,072,518		2,566,789,182
Financing Received from the Argentine Central Bank and Other Financial Institutions	266,868,382		266,868,382		278,441,132
Debt Securities	194,294,170		194,294,170		186,896,801
Subordinated Debt Securities	245,154,965		245,154,965		414,476,406
Insurance Contracts Liabilities	179,418,333		179,418,333		213,072,128
Other Non-Financial Liabilities	460,366,857		460,366,857		560,736,440
Total Liabilities	18,536,119,437		18,536,119,437		16,527,246,046
Income (Loss)
Net Income from interest	762,315,325	$ 901,345,969	4,019,543,166	$ 2,306,171,783
Net fee Income	255,941,577	249,164,976	697,955,907	704,911,118
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	193,380,035	126,031,449	534,429,568	537,901,260
Other Operating Income (Expense)			316,031,575	570,313,464
Insurance Business Result	27,279,648	14,696,726	57,375,047	56,874,101
Other Operating Expenses	(218,251,343)	(282,968,538)	(883,998,840)	(764,818,876)
Operating Income	258,703,025	229,690,353	1,467,740,169	721,677,610
Related parties
Assets
Cash and Due from Banks	139,010,203		139,010,203		66,371,755
Debt Securities at Fair Value through Profit or Loss	3,261,586		3,261,586		28,608,649
Derivative Financial Instruments	0		0		13,023,883
Repurchase Transactions	20,477,074		20,477,074		43,100,856
Other Financial Assets	7,369,366		7,369,366		19,900,923
Loans and Other Financing	156,373,849		156,373,849		132,798,676
Other Debt Securities	283,293		283,293		0
Other Non-financial Assets	0		0		16
Total Assets	326,775,371		326,775,371		303,804,758
Liabilities
Deposits	145,855,263		145,855,263		86,261,272
Derivative Financial Instruments	0		0		13,023,883
Repurchase Transactions	20,477,074		20,477,074		43,100,856
Other Financial Liabilities	15,733,437		15,733,437		15,316,876
Financing Received from the Argentine Central Bank and Other Financial Institutions	140,622,167		140,622,167		116,066,549
Debt Securities	3,544,880		3,544,880		24,225,683
Subordinated Debt Securities	0		0		4,382,966
Insurance Contracts Liabilities	29,939		29,939		8,309
Other Non-Financial Liabilities	512,611		512,611		1,418,364
Total Liabilities	326,775,371		326,775,371		$ 303,804,758
Income (Loss)
Net Income from interest	(28,112,193)	18,710,647	(15,389,531)	12,146,622
Net fee Income	26,483,396	24,300,001	16,831,461	14,296,825
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	866,577	(21,196,246)	469,623	(13,520,465)
Other Operating Income (Expense)	17,919,576	14,529,955	11,086,754	6,361,403
Insurance Business Result	(33,254,573)	(34,799,134)	(20,899,680)	(18,388,284)
Administrative Expenses	(408,746)	(1,496,050)	(343,578)	(859,814)
Other Operating Expenses	(9,208)	(88,349)	(10,127)	(51,668)
Operating Income	$ (16,515,171)	$ (39,176)	$ (8,255,078)	$ (15,381)